TRADE PAYABLES AND OTHER - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 23	€ 14
Deferred revenue related to contract liabilities	€ 20	€ 25